Impairment Explanation of initial application of IFRS 9 (Details) ₩ in Millions	Jan. 01, 2018 KRW (₩)
Disclosure of Impairment Explanation of initial application of IFRS 9 [Line Items]
Reclassification of cumulative gain or loss of available-for-sale financial assets	₩ 0
Remeasurement of expected credit loss
- Trade and other receivables	(6,769)
- Income tax effect	1,846
Total	(4,923)
Equity attributable to owners of parent
Remeasurement of expected credit loss
Total	(4,923)
Retained earnings
Disclosure of Impairment Explanation of initial application of IFRS 9 [Line Items]
Reclassification of cumulative gain or loss of available-for-sale financial assets	76,851
Remeasurement of expected credit loss
- Trade and other receivables	(6,769)
- Income tax effect	1,846
Total	71,928
Other Components Of Equity
Disclosure of Impairment Explanation of initial application of IFRS 9 [Line Items]
Reclassification of cumulative gain or loss of available-for-sale financial assets	(76,851)
Remeasurement of expected credit loss
- Trade and other receivables	0
- Income tax effect	0
Total	(76,851)
Non-controlling interests
Disclosure of Impairment Explanation of initial application of IFRS 9 [Line Items]
Reclassification of cumulative gain or loss of available-for-sale financial assets	0
Remeasurement of expected credit loss
- Trade and other receivables	0
- Income tax effect	0
Total	₩ 0